Stock-Based Compensation and Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Feb. 01, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, exercise price					$ 6.44	$ 7.69	$ 13.13	$ 13.13
Stock option, outstanding					29,537,000	18,467,000	20,899,000	22,049,000
Stock option, outstanding weighted average remaining life					8 years 7 months 6 days
Stock option, options exercisable					3,600,000
Stock option, options exercisable weighted average exercise price					$ 7.78
Stock option, options exercisable weighted average remaining life					8 years 1 month 6 days
Option granted, weighted-average fair value					$ 1.99	$ 1.64	$ 1.63
Stock-based compensation expense	$ 3	$ 7	$ 13	$ 16	$ 20	$ 17	$ 18
Stock options, unamortized compensation expense					32
Stock options unamortized compensation expense, reorganization period					4 years 9 months 18 days
Defined contribution plan, annual matching contribution paid					7		3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, annual matching contribution paid						1
Stock Option Exchange Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, exercise price					$ 10.00
Incremental stock-based compensation charges per year over five years following exchange date					$ 1
Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vest rate per year					20.00%
Stock options, vest rate on third anniversary of the grant					100.00%
Stock options, expiration period					10 years
Repriced Options Issued | Stock Option Exchange Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, exercise price					$ 4.15
New $10.00 Options Issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, expiration period					10 years
Stock options, vesting period					5 years
Stock options, vest rate each anniversary of date of exchange					20.00%
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock that may be issued					30,900,000
Stock Option | Stock Option Exchange Program | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock that may be issued					55,600,000